ADVANCED SERIES TRUST

AST Balanced Asset Allocation Portfolio

Supplement dated November 27, 2024 to the

Currently Effective Prospectus and Summary Prospectus

This supplement should be read in conjunction with the currently effective prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Balanced Asset Allocation Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.

A.Portfolio Manager Changes

Effective immediately, Saleem Z. Banatwala is added as a portfolio manager to the Portfolio.

To reflect the changes described above, the SAI relating to the Portfolio is hereby revised as follows, effective immediately:

The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Balanced Asset Allocation Portfolio” is hereby revised by adding the following information with respect to Mr. Banatwala:

Subadviser	Portfolio	Registered	Other Pooled	Other	Ownership
	Managers	Investment	Investment	Accounts*	of Portfolio
		Companies*	Vehicles*		Securities*

PGIM	Saleem Z.	3/$8,963,822,271.93	None	None	None
Investments	Banatwala,
LLC	CFA

*Information as of September 30, 2024

B.New Subadvisory Arrangements, Investment Strategy and Management Fee Changes

The Board of Trustees of the Trust (the Board) approved: (i) replacing Massachusetts Financial Services Company (MFS), and Wellington Management Company LLP (Wellington Management) with Putnam Investment Management, LLC (Putnam) to serve as a subadviser to the Portfolio alongside PGIM Quantitative Solutions LLC, Jennison Associates LLC, PGIM Fixed Income and J.P. Morgan Investment Management Inc.; (ii) certain revisions to the principal investment strategy of the Portfolio to reflect the different mix of subadvisers to the Portfolio; and (iii) revisions to the Portfolio’s management fee rate schedule, which are expected to lower the Portfolio’s effective management fee. These changes are expected to become effective on or about December 9, 2024.

To reflect the changes described above, the Summary Prospectus and Prospectus are hereby revised as follows, effective December 9, 2024:

I.All references and information pertaining to MFS and Wellington Management are hereby removed from the Prospectus and Summary Prospectus.

II.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:

24SUP2

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.58%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.01%
+ Acquired Fund Fees & Expenses	0.11%
=Total Annual Portfolio Operating Expenses	0.95%
-Fee Waiver and/or Expense Reimbursement	(0.10)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.85%
Reimbursement(1)

(1) The Manager and the Distributor have contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

III.The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Balanced Asset Allocation	$87	$293	$516	$1,157
Portfolio

IV. The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus, and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST BALANCED ASSET ALLOCATION PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the description set forth below:

Principal Investment Strategies. The Portfolio’s asset allocation generally provides for an allotment of approximately 60% of Portfolio assets to a combination of domestic and international equity strategies and an allotment of approximately 40% of Portfolio assets to a combination of US fixed income, global hedged bond, and emerging market bond investment strategies.

The asset allocation strategy is determined by the Manager and PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), the subadviser to the Portfolio. As a general matter, PGIM Quantitative Solutions begins by constructing a neutral allocation for the Portfolio. Each neutral allocation initially divides the assets for the Portfolio across three broad-based securities benchmark indexes. These three benchmark indexes are the Russell 3000 Index, the MSCI Europe, Australasia and the Far East (EAFE) Index (GD), and the Bloomberg US Aggregate Index. The neutral allocation will emphasize investments in the equity asset class. To achieve its investment strategies, the Portfolio may invest in other pooled investment vehicles (collectively referred to as underlying portfolios). The selection of specific combinations of underlying portfolios for the Portfolio generally will be determined by the Manager. The Manager will employ various quantitative and qualitative research methods to establish weighted combinations of underlying portfolios that are consistent with the neutral allocation for the Portfolio. PGIM Quantitative Solutions will then perform its own forward-looking assessment of macroeconomic, market, financial, security valuation, and other factors. As a result of this assessment, PGIM Quantitative Solutions will further adjust the neutral allocation and the preliminary underlying portfolio weights for the Portfolio based upon its views on certain factors.

The Portfolio may invest in other pooled investment vehicles, including other portfolios of the Trust, other open- end or closed-end investment companies, and both active and passive exchange-traded funds (ETFs).

In addition to the Portfolio's investment in those underlying pooled investment vehicles, the Portfolio may also invest its assets in the AST PGIM Fixed Income Central Portfolio (the PGIM Central Portfolio). The PGIM Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The PGIM Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in investment grade bonds. Rather than buy bonds directly, the Portfolio may invest in the PGIM Central Portfolio.

Under normal circumstances, the Portfolio will invest up to 25% of its assets in underlying portfolios other than the PGIM Central Portfolio. The Portfolio may also invest without limit in the PGIM Central Portfolio. The remainder of the Portfolio's assets will be managed directly by subadvisers to the Portfolio. Those percentages and allocations are subject to change by the Manager and PGIM Quantitative Solutions.

Included in the directly managed portion is an overlay strategy managed by PGIM Quantitative Solutions for liquidity and asset allocation purposes. The Portfolio allocates approximately 15-25% of its net assets to the overlay strategy, which is employed through an overlay sleeve. The overlay strategy seeks to allow for the efficient management of Portfolio-level risk and changes in the Portfolio’s asset levels, liquidity, and asset allocations. The overlay strategy is also used to access and adjust exposures to various asset classes and underlying strategy allocations. The overlay strategy is invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The overlay strategy may also invest in ETFs for additional exposure to relevant markets. The overlay strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.

V.Paragraph three under “Past Performance” in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus in the “SUMMARY: AST BALANCED ASSET ALLOCATION PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted and replaced with the following:

Note: Effective December 9, 2024, the Portfolio replaced subadvisers and changed its investment strategy. The performance figures prior to December 9, 2024 for the Portfolio reflect the Portfolio's former investment operations, policies, strategies and subadvisers prior to this date. Such performance is not representative of the Portfolio’s current investment operations, policies, strategies, and subadvisers that took effect as of this date, and the Portfolio's performance after this date could be materially different.

VI. The table in the “MANAGEMENT OF THE PORTFOLIO” section of the Summary Prospectus, and the table in the “SUMMARY: AST BALANCED ASSET ALLOCATION PORTFOLIO – MANAGEMENT OF THE PORTFOLIO” section of the Prospectus are hereby revised to replace all information pertaining to MFS and Wellington Management with the information set forth below:

Investment	Subadvisers	Portfolio Managers	Title	Service Date
Managers
PGIM	Putnam Investment			December 2024
Investments LLC/	Management LLC
AST Investment
Services, Inc.

VII. The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST BALANCED ASSET ALLOCATION PORTFOLIO – Principal Investment Policies” is hereby deleted and replaced with the information set forth below:

Principal Investment Policies:

International Value (Putnam). Putnam invests mainly in common stocks of large and midsize companies outside the United States, with a focus on value stocks. Value stocks are those Putnam believes are currently undervalued by the market. If Putnam is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Putnam invests mainly in developed countries but may also invest in emerging markets. Putnam may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Putnam may also use derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. For example, Putnam typically use foreign currency forward contracts in connection with the portfolio’s investments in foreign securities in order to hedge the portfolio’s currency exposure relative to the portfolio’s benchmark index. In addition, Putnam may engage in transactions involving equity-related derivatives, such as futures, options, certain foreign currency transactions and swap contracts, although they do not represent a primary focus of the portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.